SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change In Contract With Customer, Liability [Roll Forward]
Contract liabilities—beginning of year	$ 507,000	$ 0	$ 0
Additions to Contract Liabilities		507,000	0
Recognition of revenue deferred in the prior year	507,000	0	0
Contract liabilities—end of year	$ 667,500	$ 507,000	$ 0